CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Treasury stock CNY (¥) shares	Retained earnings CNY (¥)	Non-controlling interest CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance (in shares) at Dec. 31, 2021 | shares							193,770,753	193,770,753
Treasury Stock, Shares, Beginning Balance at Dec. 31, 2021 | shares							2,945,840	2,945,840
Ending Balance at Dec. 31, 2022	¥ 28,000	¥ 9,912,931,000	¥ 217,563,000	¥ (43,170,000)	¥ 6,249,883,000	¥ 10,666,658,000	¥ 27,003,893,000
Ending balance (in shares) at Dec. 31, 2022 | shares	204,135,029						204,135,029	204,135,029
Treasury Stock, Shares, Ending Balance at Dec. 31, 2022 | shares				(2,945,840)			2,945,840	2,945,840
Share-based compensation expense	¥ 0	804,004,000	0	¥ 0	0	58,638,000	¥ 862,642,000
Foreign currency exchange translation adjustment	0	0	110,428,000	0	0	18,804,000	129,232,000
Change in instrument-specific credit risk	0	0	70,732,000	0	0	0	70,732,000
Unrealized gain on available-for-sale securities	0	0	14,342,000	0	0	3,819,000	18,161,000
Cancellation of treasury stock	¥ 0	(43,170,000)	0	¥ 43,170,000	0	0	0
Cancellation of treasury stock (in shares) | shares	(2,945,840)			2,945,840
Repurchase of ordinary shares	¥ 0	0	0	¥ (79,282,000)	0	0	(79,282,000)
Repurchase of ordinary shares (in shares) | shares				(1,360,000)
Vesting and exercise of share options issued by Jiangxi Jinko	¥ 0	(115,554,000)	0	¥ 0	0	160,843,000	45,289,000
Vesting of restricted share units (in shares) | shares	5,792,846
Vesting of restricted share units	¥ 1,000	(1,000)	0	0	0	0	0
Transaction with non - controlling interest shareholders	0	0	0	0	0	10,292,000	10,292,000
Net income	0	0	0	0	3,447,443,000	3,005,111,000	6,452,554,000
Distribution of Jiangxi Jinko's dividend to non-controlling interest shareholders	0	0	0	0	0	(368,275,000)	(368,275,000)
Conversion of Convertible senior notes	¥ 0	300,771,000	(53,481,000)	¥ 0	0	0	¥ 247,290,000
Conversion of Convertible senior notes (in shares) | shares	2,938,412			0			2,938,412	2,938,412
Share of equity adjustments in an equity method investee	¥ 0	741,000	0	¥ 0	0	520,000	¥ 1,261,000
Dividend distribution	0	0	0	0	(559,599,000)	0	(559,599,000)
Conversion of convertible notes issued by Jiangxi Jinko	0	23,000	0	0	0	16,000	39,000
Decrease of non - controlling interests due to pro rata capital reduction	0	(121,369,000)	0	0	0	(178,718,000)	(300,087,000)
Ending Balance at Dec. 31, 2023	¥ 29,000	10,738,376,000	359,584,000	¥ (79,282,000)	9,137,727,000	13,377,708,000	¥ 33,534,142,000
Ending balance (in shares) at Dec. 31, 2023 | shares	209,920,447						209,920,447	209,920,447
Treasury Stock, Shares, Ending Balance at Dec. 31, 2023 | shares				(1,360,000)			1,360,000	1,360,000
Share-based compensation expense	¥ 0	372,833,000	0	¥ 0	0	(7,081,000)	¥ 365,752,000
Foreign currency exchange translation adjustment	0	0	72,586,000	0	0	32,827,000	105,413,000
Change in instrument-specific credit risk	0	0	421,000	0	0	0	421,000
Unrealized gain on available-for-sale securities	0	0	(8,174,000)	0	0	(2,038,000)	(10,212,000)
Exercise of share options	¥ 0	3,691,000	0	0	0	0	¥ 3,691,000
Exercise of share option (in shares) | shares	158,000						158,000	158,000
Repurchase of ordinary shares	¥ 0	0	0	¥ (874,964,000)	0	0	¥ (874,964,000)
Repurchase of ordinary shares (in shares) | shares				(21,026,956)
Vesting of restricted share units (in shares) | shares	5,822,846
Vesting of restricted share units	¥ 1,000	(1,000)	0	¥ 0	0	0	0
Transaction with non - controlling interest shareholders	0	185,662,000	0	0	0	414,555,000	600,217,000
Net income	0	0	0	0	90,466,000	(76,979,000)	13,487,000
Net income attributable to redeemable non-controlling interests	0	0	0	0	(35,926,000)	0	(35,926,000)
Retirement of treasury stock	¥ (3,000)	(737,736,000)	0	¥ 737,739,000	0	0	0
Retirement of treasury stock (in shares) | shares	(16,812,712)			16,812,712
Distribution of Jiangxi Jinko's dividend to non-controlling interest shareholders	¥ 0	0	0	¥ 0	0	(921,520,000)	(921,520,000)
Conversion of Convertible senior notes	¥ 2,000	664,441,000	(199,276,000)	0	0	0	¥ 465,167,000
Conversion of Convertible senior notes (in shares) | shares	11,994,720						11,994,720	11,994,720
Share of equity adjustments in an equity method investee	¥ 0	1,176,000	0	0	0	823,000	¥ 1,999,000
Dividend distribution	0	0	0	0	(547,686,000)	0	(547,686,000)
Conversion of convertible notes issued by Jiangxi Jinko	0	50,000	0	0	0	14,000	64,000
Expiration of share options issued by Jiangxi Jinko	0	17,173,000	0	0	0	(17,173,000)	0
Ending Balance at Dec. 31, 2024	¥ 29,000	11,245,665,000	225,141,000	¥ (216,507,000)	8,644,581,000	12,801,136,000	¥ 32,700,045,000
Ending balance (in shares) at Dec. 31, 2024 | shares	211,083,301						211,083,301	211,083,301
Treasury Stock, Shares, Ending Balance at Dec. 31, 2024 | shares				(5,574,244)			5,574,244	5,574,244
Share-based compensation expense	¥ 0	225,727,000	0	¥ 0	0	0	¥ 225,727,000
Foreign currency exchange translation adjustment	0	0	(74,086,000)	0	0	(24,646,000)	(98,732,000)	$ (14,118)
Change in instrument-specific credit risk							0	0
Unrealized gain on available-for-sale securities	0	0	31,789,000	0	0	7,094,000	38,883,000	5,560
Repurchase of ordinary shares	¥ 0	0	0	¥ (3,970,000)	0	0	(3,970,000)
Repurchase of ordinary shares (in shares) | shares				(122,540)
Vesting of restricted share units (in shares) | shares	4,042,836
Vesting of restricted share units	¥ 1,000	(1,000)	0	¥ 0	0	0	0
Transaction with non - controlling interest shareholders	0	465,038,000	0	0	0	385,096,000	850,134,000
Net income	0	0	0	0	(4,359,212,000)	(2,751,476,000)	(7,110,688,000)	(1,016,815)
Net income attributable to redeemable non-controlling interests	0	0	0	0	(85,882,000)	0	(85,882,000)	(12,281)
Retirement of treasury stock	¥ (1,000)	(216,507,000)	0	¥ 216,507,000	0	0	(1,000)
Retirement of treasury stock (in shares) | shares	(5,574,244)			5,574,244
Conversion of Convertible senior notes (in shares) | shares	0
Share of equity adjustments in an equity method investee	¥ 0	(582,000)	0	¥ 0	0	(440,000)	(1,022,000)
Dividend distribution	0	0	0	0	(486,826,000)	0	(486,826,000)
Conversion of convertible notes issued by Jiangxi Jinko	0	9,000	0	0	0	12,000	21,000
Decrease of non - controlling interests due to pro rata capital reduction	0	0	0	0	0	(1,984,000)	(1,984,000)
Expiration of share options issued by Jiangxi Jinko	0	115,218,000	0	0	0	(115,218,000)	0
Ending Balance at Dec. 31, 2025	¥ 29,000	¥ 11,834,567,000	¥ 182,844,000	¥ (3,970,000)	¥ 3,712,661,000	¥ 10,299,574,000	¥ 26,025,705,000	$ 3,721,626
Ending balance (in shares) at Dec. 31, 2025 | shares	209,551,893						209,551,893	209,551,893
Treasury Stock, Shares, Ending Balance at Dec. 31, 2025 | shares				(122,540)			122,540	122,540